ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Additional Information (Detail)	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Convenience translation rate of USD1.00	6.3726
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convenience translation rate of USD1.00	6.3726